Related Party Disclosures - Summary of Transactions Between Related Parties (Details) - Related Parties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions
– revenue	£ 473	£ 366	£ 370
– purchases	(101)	(218)	(298)
– other net income	216	699	1,023
Amounts receivable at 31 December	26	40	270
Amounts payable at 31 December	£ (1)	£ (1)	£ (2)